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                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805

December 8, 2009

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H Registration Statement on Form N-4 (File No. 333-161643)

Ladies and Gentlemen:

     On behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H (the "Registrant"), a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), we transmit for filing via EDGAR Pre-Effective Amendment No. 3 to the Registration Statement on Form N-4 under the Securities Act of 1933 for the registration of the above referenced modified single purchase payment individual deferred variable annuity contract (the "AnnuityNote Series 3") to be issued by the Company.

     This Pre-Effective Amendment is being filed to respond to SEC comments, to finalize all values that were previously bracketed and to designate a new effective date.

     On behalf of the Registrant and John Hancock Distributors LLC, their Principal Underwriter, I have been authorized to request an order to accelerate the effectiveness of the Registration Statement to the earliest possible time on December 11, 2009. I intend to make such request orally within one business day of the filing of Pre-Effective Amendment No. 3 to Registration Statement No. 333-161643. As required by Rule 461(a) of the Act, the Registrant and Principal Underwriter certify that they are aware of their obligations under the Act.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel - Annuities